Financial assets and liabilities and impacts on consolidated statement of profit or loss - Impact of the financial assets and liabilities on the consolidated statement of profit or loss (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Change in fair value	€ 1,312	€ (150)
Convertible notes
Disclosure of detailed information about financial instruments [line items]
Change in fair value	637	(1,707)
Non-convertible bonds at amortized costs and interest of convertible notes issued to Kreos
Disclosure of detailed information about financial instruments [line items]
Interest	(1,597)	(545)
Conditional advances
Disclosure of detailed information about financial instruments [line items]
Interest	€ (29)	€ (33)